Bank Acceptance Notes Payable	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Line Items]
BANK ACCEPTANCE NOTES PAYABLE

Note 13 — BANK ACCEPTANCE NOTES PAYABLE

Bank acceptance notes payable consisted of the following as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Bank acceptance notes payable	$929,148	$2,117,382
Total	$929,148	$2,117,382

Bank acceptance notes are issued by financial institutions on the Group's behalf to vendors with a specific due date usually for a period within one year. These notes can either be endorsed by the vendor to other third parties as payment or can be factored to other financial institutions before becoming due.

Pursuant to the loan facility agreement signed on December 6, 2018 between the Group and China Zheshang Bank, the Group had bank acceptance notes of $929,148 with maturity dates of six or twelve months after the issuance date. The Group was also required to maintain restricted cash deposits of $934,656 to guarantee the bank notes as of December 31, 2019. The balance of bank acceptance notes payable as of December 31, 2018 was fully paid upon maturity and the related restricted deposit was also released upon the repayment. For years ended December 31, 2019 and 2018, the bank fee charge related to bank acceptance notes payable amounted to $464 and 1,059, respectively.